Subsequent Events (Details)	Dec. 01, 2023 USD ($)	Nov. 30, 2023	Nov. 15, 2023 USD ($)	Nov. 15, 2023 CHF (SFr)	Oct. 25, 2023 $ / shares	Jun. 30, 2023
Subsequent Events (Details) [Line Items]
Purchase agreement description						On September 28, 2023, the Company entered into a short-term loan agreement with Ronald Hafner, the Company’s Chairman of the Board of Directors, providing for an unsecured loan to the Company in the aggregate amount of CHF 500,000.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate		10.00%
Price per share (in Dollars per share) | $ / shares					$ 1
Issued unsecured shot-term notes amount			$ 1,000,000	SFr 875,000
Bear on annual interest rate			10.00%
Short-term loan (in Dollars)			$ 500,000
Workforce reduction percentage	15.00%		50.00%	50.00%
Payment amount (in Dollars)	$ 30,000
Exercise option amount (in Dollars)	$ 170,000
Commercial milestones and royalties earned percentage	3 years
Chief Scientific Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Owns percentage	59.00%
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Owns percentage	35.00%